Interest and Other Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and other income
Interest and Other	$ 20,737	$ 2,448	$ 47,223	$ 41,270
Total	34,089	2,448	81,848	41,270	57,910	61,741	55,973
AeroTurbine, Inc.
Interest and other income
Revenue : Engines, airframes, parts and supplies	81,267		226,261		71,778
Cost of sales	(67,915)		(191,636)		(62,070)
Gross profit	$ 13,352		$ 34,625		$ 9,708